DEBT (Tables)	12 Months Ended
Dec. 31, 2012
DEBT
Schedule of Short-Term Borrowings

	2012		2011
		Weighted		Weighted
In millions of dollars	Balance	average	Balance	average
Commercial paper
Bank	$11,092	0.59%	$14,872	0.32%
Other non-bank	378	0.84	6,414	0.49
	$11,470		$21,286
Other borrowings (1)	40,557	1.06%	33,155	1.09%
Total	$52,027		$54,441

(1)	At December 31, 2012 and December 31, 2011, collateralized short-term advances from the Federal Home Loan Banks were $4 billion and $5 billion, respectively.

Schedule of Long-Term Debt

			Balances at
			December 31,
	Weighted
	average
In millions of dollars	coupon	Maturities	2012	2011
Citigroup
Senior notes	4.29%	2013–2098	$138,862	$136,468
Subordinated notes (1)	4.40	2013–2036	27,581	29,177
Junior subordinated notes
relating to trust preferred
securities	7.14	2031–2067	10,110	16,057
Bank (2)
Senior notes	1.91	2013–2039	50,527	77,036
Subordinated notes (1)	3.29	2013–2039	707	859
Non-bank
Senior notes	3.64	2013–2097	11,651	63,712
Subordinated notes (1)	2.26	2013–2017	25	196
Total (3)			$239,463	$323,505
Senior notes			$201,040	$277,216
Subordinated notes (1)			28,313	30,232
Junior subordinated notes
relating to trust preferred
securities			10,110	16,057
Total			$239,463	$323,505

Note:	Citigroup Funding Inc. (CFI) was previously a first-tier subsidiary of Citigroup Inc., issuing commercial paper, medium-term notes and structured equity-linked and credit-linked notes. The debt of CFI was guaranteed by Citigroup Inc. On December 31, 2012, CFI was merged into Citigroup Inc.
(1)	Includes notes that are subordinated within certain countries, regions or subsidiaries.
(2)	Represents Citibank, N.A., as well as subsidiaries of Citibank and Banamex. At December 31, 2012 and 2011, collateralized long-term advances from the Federal Home Loan Banks were $16.3 billion and $11.0 billion, respectively.
(3)	Includes senior notes with carrying values of $186 million issued to Safety First Trust Series 2007-4, 2008-1, 2008-2, 2008-3, 2008-4, 2008-5, 2008-6, 2009-1, 2009-2, and 2009-3 at December 31, 2012 and $215 million issued to Safety First Trust Series 2007-3, 2007-4, 2008-1, 2008-2, 2008-3, 2008-4, 2008-5, 2008-6, 2009-1, 2009-2, and 2009-3 at December 31, 2011. Citigroup owns all of the voting securities of the Safety First Trusts. The Safety First Trusts have no assets, operations, revenues or cash flows other than those related to the issuance, administration and repayment of the Safety First Trust securities and the Safety First Trusts’ common securities.

Aggregate annual maturities of long-term debt obligations

In millions of dollars	2013	2014	2015	2016	2017	Thereafter	Total
Bank	$16,601	$9,862	$8,588	$6,320	$2,943	$6,920	$51,234
Non-bank	1,586	2,921	781	800	52	5,536	11,676
Parent company	24,464	24,243	19,677	12,737	21,156	74,276	176,553
Total	$42,651	$37,026	$29,046	$19,857	$24,151	$86,732	$239,463

Schedule of Statutory Business Trusts

							Junior subordinated debentures owned by trust
Trust securities						Common
with distributions						shares			Redeemable
guaranteed by	Issuance	Securities	Liquidation		Coupon	issued			by issuer
Citigroup	date	issued	value	(1)	rate	to parent	Amount	Maturity	beginning
In millions of dollars, except share amounts
Citigroup Capital III	Dec. 1996	194,053	$194		7.625%	6,003	$200	Dec. 1, 2036	Not redeemable
Citigroup Capital VII	July 2001	35,885,898	897		7.125%	1,109,874	925	July 31, 2031	July 31, 2006
Citigroup Capital VIII	Sept. 2001	43,651,597	1,091		6.950%	1,350,050	1,125	Sept. 15, 2031	Sept. 17, 2006
Citigroup Capital IX	Feb. 2003	33,874,813	847		6.000%	1,047,675	873	Feb. 14, 2033	Feb. 13, 2008
Citigroup Capital X	Sept. 2003	14,757,823	369		6.100%	456,428	380	Sept. 30, 2033	Sept. 30, 2008
Citigroup Capital XI	Sept. 2004	18,387,128	460		6.000%	568,675	474	Sept. 27, 2034	Sept. 27, 2009
Citigroup Capital XIII	Sept. 2010	89,840,000	2,246		7.875%	1,000	2,246	Oct. 30, 2040	Oct. 30, 2015
Citigroup Capital XIV	June 2006	12,227,281	306		6.875%	40,000	307	June 30, 2066	June 30, 2011
Citigroup Capital XV	Sept. 2006	25,210,733	630		6.500%	40,000	631	Sept. 15, 2066	Sept. 15, 2011
Citigroup Capital XVI	Nov. 2006	38,148,947	954		6.450%	20,000	954	Dec. 31, 2066	Dec. 31, 2011
Citigroup Capital XVII	Mar. 2007	28,047,927	701		6.350%	20,000	702	Mar. 15, 2067	Mar. 15, 2012
Citigroup Capital XVIII	June 2007	99,901	162		6.829%	50	162	June 28, 2067	June 28, 2017
Citigroup Capital XXXIII (2)	July 2009	3,025,000	3,025		8.000%	100	3,025	July 30, 2039	July 30, 2014
					3 mo. LIB
Adam Capital Trust III	Dec. 2002	17,500	18		+335 bp.	542	18	Jan. 7, 2033	Jan. 7, 2008
					3 mo. LIB
Adam Statutory Trust III	Dec. 2002	25,000	25		+325 bp.	774	26	Dec. 26, 2032	Dec. 26, 2007
					3 mo. LIB
Adam Statutory Trust IV	Sept. 2003	40,000	40		+295 bp.	1,238	41	Sept. 17, 2033	Sept. 17, 2008
					3 mo. LIB
Adam Statutory Trust V	Mar. 2004	35,000	35		+279 bp.	1,083	36	Mar. 17, 2034	Mar. 17, 2009
Total obligated			$12,000				$12,125

(1)	Represents the notional value received by investors from the trusts at the time of issuance.
(2)	On February 4, 2013, approximately $800 million of the $3,025 million issued under Citigroup Capital XXXIII was exchanged into subordinated debt, leaving approximately $2,225 million of trust preferred securities outstanding as of such date.